Capital Stock and Long-term Retention Plan - Capital Stock (Details)	12 Months Ended
	Dec. 31, 2017 MXN ($) item $ / shares shares	Dec. 31, 2016 MXN ($) shares	Dec. 31, 2015 shares
Classes of share capital
Number of classes of capital stock | item	4
Number of shares in each CPO	117
Number of CPOs in each GDS	5
Authorized (in shares)	362,429,800
Issued (in shares)	362,429,800
Repurchased (in shares)	(633,600)
Held by trust (in shares)	(19,459,100)
Outstanding (in shares)	342,337,100	341,268,300	338,468,300
Shares in the form of CPOs, Authorized	301,145,500
Shares in the form of CPOs, Issued	301,145,500
Shares in the form of CPOs, Repurchased	(633,600)
Shares in the form of CPOs, Held by trust	(13,672,700)
Shares in the form of CPOs, Outstanding	286,839,200
Shares not in the form of CPOs, Authorized	61,284,300
Shares not in the form of CPOs, Issued	61,284,300
Shares not in the form of CPOs, Held by trust	(5,786,400)
Shares not in the form of CPOs, Outstanding	55,497,900
Issued capital | $	$ 4,978,126,000	$ 4,978,126,000
Authorized capital | $	2,494,410
Shares repurchased | $	$ 383,808,000
Series "A" Shares
Classes of share capital
Par value of shares | $ / shares	$ 0
Number of shares in each CPO	25
Authorized (in shares)	123,273,900
Issued (in shares)	123,273,900
Repurchased (in shares)	(135,300)
Held by trust (in shares)	(6,350,900)
Outstanding (in shares)	116,787,700	116,283,300	115,409,000
Series "B" Shares
Classes of share capital
Par value of shares | $ / shares	$ 0
Number of shares in each CPO	22
Authorized (in shares)	58,982,900
Issued (in shares)	58,982,900
Repurchased (in shares)	(119,100)
Held by trust (in shares)	(4,928,000)
Outstanding (in shares)	53,935,800	53,800,800	53,340,300
CPOs
Classes of share capital
Authorized (in shares)	2,573,900
Issued (in shares)	2,573,900
Repurchased (in shares)	(5,400)
Held by trust (in shares)	(116,900)
Outstanding (in shares)	2,451,600	2,445,500	2,424,600
Series "D" Shares
Classes of share capital
Par value of shares | $ / shares	$ 0
Number of shares in each CPO	35
Authorized (in shares)	90,086,500
Issued (in shares)	90,086,500
Repurchased (in shares)	(189,600)
Held by trust (in shares)	(4,090,100)
Outstanding (in shares)	85,806,800	85,592,100	84,859,500
Series "L" Shares
Classes of share capital
Par value of shares | $ / shares	$ 0
Number of shares in each CPO	35
Authorized (in shares)	90,086,500
Issued (in shares)	90,086,500
Repurchased (in shares)	(189,600)
Held by trust (in shares)	(4,090,100)
Outstanding (in shares)	85,806,800	85,592,100	84,859,500